Guarantees and Commitments (Guarantees to third parties) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Default automotive repurchases	$ 0	$ 0
Standby letters of credit and other guarantees	30	44
Maximum [Member]
Guarantor Obligations [Line Items]
Default automotive repurchases	0	1,897
Standby letters of credit and other guarantees	$ 142	$ 274